Related party transactions (Net expenses (income) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Management and administrative fees	[1]	$ 44,800,000	$ 41,200,000	$ 52,300,000
Related party interest expense	[1]	179,100,000	180,000,000	192,500,000
Losses on related party derivatives	[1]	13,900,000	18,000,000	82,900,000
Related party financing expenses		187,900,000	185,900,000	254,700,000
Seadrill
Related Party Transaction [Line Items]
Management and administrative fees	[2],[3]	74,500,000	62,800,000	75,300,000
Rig operating costs	[4]	22,900,000	24,900,000	29,300,000
Insurance premiums	[5]	10,500,000	16,000,000	20,200,000
Bareboat charters	[6]	2,800,000	9,500,000	(1,600,000)
Related party inventory purchases	[7]	1,000,000	2,000,000	0
Related party operating expenses		111,700,000	115,200,000	123,200,000
Related party interest expense	[8]	4,700,000	10,100,000	13,700,000
Losses on related party derivatives	[9]	1,300,000	4,100,000	10,200,000
Related party commitment fee	[10]	1,300,000	2,000,000	2,000,000
Related party financing expenses		7,300,000	16,200,000	25,900,000
Less: related party revenues		(7,100,000)	(12,300,000)	(13,400,000)
Total		111,900,000	119,100,000	135,700,000
Operation Support Fees | Seadrill
Related Party Transaction [Line Items]
Less: related party revenues	[11]	(4,900,000)	(10,900,000)	(13,400,000)
Related Party Inventory Sales | Seadrill
Related Party Transaction [Line Items]
Less: related party revenues	[7]	$ (2,200,000.0)	$ (1,400,000.0)	$ 0

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".
[2]	(a) Management and administrative services agreement – Seadrill provides us with services covering functions including general management, information systems, accounting & finance, human resources, legal and commercial. We are charged for these services on a cost plus mark-up basis. During the year ended December 31, 2017, the mark-up we were charged for these services ranged from 4.85% to 8%. The agreement has an indefinite term but we can terminate it for convenience by providing 90 days written notice.
[3]	Operations and technical supervision agreements – Seadrill provides us with operations support and technical supervision services. The functions covered by these services include logistics, supply chain, warehousing, technical services and QHSE. We also have access to a pool of shared capital equipment maintained by Seadrill. We are charged for these services on a cost plus mark-up basis. During the year ended December 31, 2017, the mark-up we were charged for these services was approximately 5%.
[4]	Rig operating costs – Seadrill provided onshore support and crew for the West Polaris during its operations in Angola, which ended in July 2017. We were charged for these services on a cost plus mark-up basis. The mark-up we were charged was approximately 5%. During the year ended December 31, 2016 we also received similar services from Seadrill for the West Vencedor.
[5]	Insurance premiums – Our drilling units are insured by a subsidiary of Seadrill. We are recharged for insurance premiums that are arranged by Seadrill for our rigs.
[6]	Bareboat charters – Seadrill acted as an intra-charterer for the West Aquarius during its contract with Hibernia in Canada, which ended in April 2017. Seadrill also previously acted as an intra-charterer for the T-15 and T-16 until December 2016. Seadrill earned a margin of $25,500 per day under the West Aquarius arrangement and $1,590 per day under the T-15 and T-16 arrangement. This margin was adjusted for utilization. We incurred expenses for these arrangements of $2.8 million and $9.5 million in the years ended December 31, 2017 and 2016, respectively. We experienced high downtime on the West Aquarius in the year ended December 31, 2015 which resulted in us earning net income of $1.6 million under these arrangements that year.
[7]	Related party inventory sales and purchases - Revenue and expenses from the sale and purchase of inventories and spare parts from Seadrill.
[8]	Related party interest expense – Interest charged by Seadrill on the Tender Rig facility, West Vencedor loan agreement and West Vela deferred consideration liability. Please read Note 11 – "Debt" for a description of the loan facilities and note (n) below for a description of the deferred consideration balance.
[9]	Loss on related party derivatives - Losses on related party interest rate swaps previously held to mitigate interest rate exposures on the West Vela facility, West Polaris facility and Tender Rig facility. See Note 14 – "Risk management and financial instruments" for a description of these interest rate swaps. These swaps were canceled in September 2017 when Seadrill filed for Chapter 11.
[10]	Related party commitment fee - Seadrill previously provided us with a revolving credit facility of $100 million. We were charged an interest rate of LIBOR of 5% for any amounts drawn under the facility and a commitment fee of 2% for any unused portion. The facility was canceled in August 2017 as part of the insulation transaction.
[11]	Other revenues - We provided onshore support services and offshore personnel for two of Seadrill's drilling units, the West Jupiter and West Saturn, whilst the rigs operated in Nigeria. We charged Seadrill on a cost plus mark-up basis for these services. The mark-up charged was approximately 5%. This arrangement ended during 2017.